UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Addison Clark Offshore Fund, Ltd.
Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          Gardenia Court
          45 Market Street
          P.O. Box 896
          Camana Bay
          Grand Cayman KY1-1103
          Cayman Islands

Form 13F File Number:      028-10547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Director
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut          February 13, 2009
----------------------    -----------------------------   ---------------------
     [Signature]                [City, State]                    [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

028-10375                           Addison Clark Management, L.L.C.
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